Income taxes - Deferred income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes [Abstract]
Changes to Recognition of Tax Loss and Credit Carry Forwards	€ 59	€ (2)	€ 23
Changes to Recognition of Temporary Differences	(32)	4	35
Adjustments for deferred tax of prior periods	(7)	15	6
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	2	(26)	(72)
Deferred tax expense (income) relating to origination and reversal of temporary differences	(35)	130	(69)
Deferred tax expense (income) recognised in profit or loss, total	€ (13)	€ 121	€ (77)